Related Party Transactions - Schedule of Charged to these Arrangements (Details) - Related Party Arrangement [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Charged to these Arrangements [Line Items]
Salaries and benefits	$ 2,244	$ 2,071
Office and other	469	412
Filing and regulatory fees	54	54
Marketing and travel	19	20
Related party arrangement	$ 2,786	$ 2,557